Condensed consolidated statements of cash flows - EUR (€)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Loss before tax	€ (25,868,281)	€ (21,224,095)
Non-cash adjustments to reconcile loss before tax to net cash flows from operations:
Share-based payment expense	5,089,777	3,869,348
Depreciation expense	68,195	15,048
Net foreign exchange (gain)/loss	(14,971,998)	(3,503,986)
Finance costs	79,016	159,613
Changes in working capital:
Decrease/(Increase) in receivables	368,151	(143,187)
(Increase) in other current assets	(2,563,219)	(3,919,580)
Increase in trade and other payables	1,678,383	2,367,811
Increase in accrued liabilities	4,609,866	481,628
Paid interest	(58,463)	(134,418)
Income taxes paid	0	(27,095)
Net cash flows used in operating activities	(31,568,574)	(22,058,913)
Investing activities
Purchase of property, plant and equipment	(49,739)	(33,554)
Net cash flows used in investing activities	(49,739)	(33,554)
Financing activities
Proceeds from issue of shares	9,587,940	157,236,819
Transaction costs	(727,308)	(12,925,547)
Decrease in financial liability	(37,319)	(5,012)
Net cash flows provided by financing activities	8,823,313	144,306,260
Net increase (decrease) in cash and cash equivalents	(22,794,999)	122,213,793
Cash and cash equivalents at the beginning of the period	209,353,132	98,628,871
Effect of exchange rate changes	14,824,955	3,475,076
Cash and cash equivalents at the end of the period	€ 201,383,087	€ 224,317,740